Share capital and reserves	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves and Other Equity Interest [Abstract]
Share capital and reserves
Share capital and reserves
Share capital and capital reserve

	As at Dec 31, 2017	As at Dec 31, 2016
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10 per share	n/a	n/a
Issued and fully paid:
165,291,546 (December 31, 2016: 182,088,622) Ordinary Shares with nil nominal value	1,626.9	1,803.4
1,500,000 (December 31, 2016: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	1,637.5	1,814.0
Listing and share transaction costs	(13.8)	(13.3)
Total net share capital and capital reserve	1,623.7	1,800.7

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2015	178.4
Shares issued in the period	3.7
Balance at December 31, 2016	182.1
Shares issued in the year	—
Shares repurchased and canceled in the year	(16.8)
Balance at December 31, 2017	165.3

The Company issued 121.5 million Ordinary Shares between April 1, 2015 and September 30, 2015. Of these, 13.7 million were issued as a partial non-cash consideration for the acquisition of the Iglo Group on June 1, 2015, 75.7 million were issued through a private placement on May 26, 2015 and a further 15.4 million were issued through a subsequent private placement on July 8, 2015. 16.7 million Ordinary Shares were issued from the early exercise of warrants.
On November 2, 2015 Nomad issued 8.4 million shares as a partial non-cash consideration for the acquisition of Findus Sverige AB and its subsidiaries.
On November 27, 2015, the Company issued a further 13,104 shares to key management employees acquired through a bonus issue scheme.
On January 12, 2016, the Company issued a share dividend of 3.6 million Ordinary Shares (the “Founder Preferred Share Dividend”) pursuant to the terms of the outstanding founder preferred shares of the Company (the “Founder Preferred Shares”). See the ‘Founder Preferred Shares’ section of this note below for additional information.
In July 2016, the Company issued 23,212 Ordinary Shares in settlement of the Non-Executive Directors restricted share awards. These shares, granted at a share price of $11.50 on December 7, 2015, vested on June 16, 2016 and were issued in July at a share price of $8.98. Of the total 34,780 number of shares vesting, 11,568 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares. Following this issuance, the Company had 182,088,622 Ordinary Shares outstanding.
In June 2017, the Company issued 46,296 Ordinary Shares in settlement of the Non-Executive Directors restricted share awards. These shares, granted at a share price of $8.98 on June 16, 2016, vested on June 19, 2017 and were issued at a share price of $14.38. Of the total 55,680 number of shares vesting, 9,384 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On June 12, 2017, the Company entered into an agreement to repurchase 9,779,729 of its shares beneficially owned by funds advised by Permira Advisers LLP ("Permira") at a purchase price of $10.75 per share, which was a 25% discount to the closing price of Nomad Foods ordinary shares on June 9, 2017. The aggregate purchase price of approximately $105.1 million (€93.9 million) was funded from the Company's cash on hand and the shares were retired on June 12, 2017. The transaction related to a final settlement of indemnity claims against an affiliate of Permira, which are legacy tax matters that predate the Company's acquisition of the Iglo Group in 2015.
On September 11, 2017, the Company entered into an agreement to repurchase 7,063,643 shares of 33,333,334 ordinary shares being sold in an underwritten secondary public offering by selling Shareholders, Pershing Square Capital Management, L.P. (“Pershing Square”), at a per-share purchase price equal to $14.16 per ordinary share. As such, 26,269,691 ordinary shares of the 33,333,334 ordinary shares sold by the Selling Shareholders were sold to the public. The Company did not sell any ordinary shares in the offering and did not receive any of the proceeds from the offering. The aggregate purchase price of approximately $100.0 million (€83.2 million) was funded from the Company's cash on hand and the repurchased shares were retired on September 11, 2017. As part of the transaction, the Company incurred €0.5 million of fees, which were recognized directly within Capital reserve.
Following the issuance and subsequent repurchases of shares in 2017, the Company had 165,291,546 Ordinary Shares outstanding.

Listing and share transaction costs
As at December 31, 2017, listing and share transaction costs, which includes the total cost of admission and share issuance expenses on initial public offering, as well as costs associated with share repurchases was €13.8 million and are disclosed as a deduction directly against the capital reserve.

€m
At December 31, 2015	13.3
Placement fees	—
At December 31, 2016	13.3
Share transaction costs	0.5
At December 31, 2017	13.8

Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount
Nomad’s issued Founder Preferred Share capital consists of 1,500,000 Founder Preferred Shares. There are no Founder Preferred Shares held in Treasury. Founder Preferred Shares confer upon the holder the following:

1.	the right to one vote per Founder Preferred Share on all matters to be voted on by shareholders generally and vote together with the holders of ordinary shares;

2.	commencing on January 1, 2015 and for each financial year thereafter:

a.
once the average price per ordinary share for the Dividend Determination Period, ie. the last ten consecutive trading days of a year is at least $11.50 (which condition has been satisfied for the year ended December 31, 2015), the right to receive a Founder Preferred Shares Annual Dividend Amount (as more fully described below), payable in Ordinary Shares or cash, at the Company’s sole option; and

b.
the right to receive dividends and other distributions as may be declared from time to time by the Company’s board of directors with respect to the Ordinary Shares (such dividends to be distributed among the holders of Founder Preferred Shares, as if for such purpose the Founder Preferred Shares had been converted into Ordinary Shares immediately prior to such distribution) plus an amount equal to 20% of the dividend which would be distributable on such number of Ordinary Shares equal to the Preferred Share Dividend Equivalent (as defined below); and

3.
in addition to amounts payable pursuant to clause 2 above, the right, together with the holders of Ordinary Shares, to receive such portion of all amounts available for distribution and from time to time distributed by way of dividend or otherwise at such time as determined by the Directors; and

4.
the right to an equal share (with the holders of Ordinary Shares on a share for share basis) in the distribution of the surplus assets of Nomad on its liquidation as are attributable to the Founder Preferred Shares; and

5.	the ability to convert into Ordinary Shares on a 1-for-1 basis (mandatorily upon a Change of Control or the seventh full financial year after an acquisition).
On January 12, 2016 the Company’s Board of Directors approved a share dividend to the Founder Entities of an aggregate of 3,620,510 Ordinary Shares pursuant to the terms of the outstanding Founder Preferred Shares of the Company at a Dividend Price of $11.4824. Because the average price per Ordinary Share was at least $11.50 for the last ten consecutive trading days of 2015, the holders of the Founder Preferred Shares were entitled to receive the Founder Preferred Share Annual Dividend Amount.
No Founder Preferred Shares Annual Dividend Amount was due as at December 31, 2016 as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the 2015 Dividend Price of $11.482.
On December 29, 2017, the Company’s Board of Directors approved a share dividend of an aggregate of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2018.
See Note 27 for further information.
Warrants
On April 11, 2014 in conjunction with its initial public offering, Nomad issued an aggregate 50,000,000 Warrants to purchasers of both its Ordinary and Founder Preferred Shares. In addition, 75,000 Warrants in aggregate were issued to Non-Executive directors as part of their appointment as directors. Each Warrant entitled its holder to subscribe for one-third of an ordinary share upon exercise (subject to any prior adjustment in accordance with the terms and conditions set out in the Warrant Instrument). Warrant holders were required therefore (subject to any prior adjustment) to hold and validly exercise three Warrants and pay $11.50 per Ordinary Share in order to receive one Ordinary Share.
The Warrants were also subject to mandatory redemption at $0.01 per Warrant if at any time the volume-weighted average price per ordinary share equaled or exceeded $18.00 (subject to any prior adjustment in accordance with the terms and conditions set out in the Warrant Instrument) for a period of ten consecutive trading days.
On May 6, 2015 In connection with the Iglo acquisition, the Company obtained the consent of over 75% of the holders of outstanding Warrants to an amendment to the terms of the Warrants in order to provide that the subscription period for the Warrants, which previously would have expired on the third anniversary of the Company’s consummation of its first acquisition, would instead expire on the consummation of the Iglo Group acquisition (except in certain limited circumstances, in which case, such holder will be permitted to exercise his, her or its Warrants until the date that is 30 days following the date of Readmission). The Warrant Amendment was thereby effective on May 6, 2015.
The remaining warrants that were issued by the Company in conjunction with its initial public offering in April 2014 were redeemed in the nine months ended December 31, 2015 and a credit of €0.4 million was recognized in the Consolidated Statement of Profit or Loss.